UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      JGE Capital Management, LLC

Address:   1 Montgomery Street, 33rd Fl.
           San Francisco, CA 94104


Form 13F File Number: 28-11971


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Douglas K. Edwards
Title:  Chief Financial Officer
Phone:  415-675-3200

Signature,  Place,  and  Date  of  Signing:

/s/ Douglas K. Edwards             San Francisco, CA                  5/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              16

Form 13F Information Table Value Total:  $      115,353
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     28-11242              East Peak Partners, L.P
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                             VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
APPLE INC.                         COM            037833100   17,706   40,000 SH       SOLE       1         40,000      0    0
BARRICK GOLD CORP                  COM            067901108    2,940  100,000 SH       SOLE       1        100,000      0    0
CLEAN HARBORS INC.                 COM            184496107    1,452   25,000 SH       SOLE       1         25,000      0    0
CORRECTIONS CORPORATION OF AMERICA COM            22025Y407    4,884  125,000 SH       SOLE       1        125,000      0    0
GOLDCORP INC NEW                   COM            380956409    3,363  100,000 SH       SOLE       1        100,000      0    0
HEALTHSOUTH CORP                   COM            421924101   23,733  900,000 SH       SOLE       1        900,000      0    0
HEALTHSOUTH CORP                   COM            421924101    3,410  129,300 SH       SOLE       NONE     129,300      0    0
HERBALIFE, LTD.                    COM            G4412G101   16,853  450,000 SH       SOLE       1        450,000      0    0
HERBALIFE, LTD.                    COM            G4412G101    1,255   33,500 SH       SOLE       NONE      33,500      0    0
INCONTACT INC                      COM            45336E109    3,236  400,000 SH       SOLE       1        400,000      0    0
KINROSS GOLD CORP                  COM NO PAR     496902404    3,965  500,000 SH       SOLE       1        500,000      0    0
LABORATORY CORP AMER HLDGS         COM NEW        50540R409    2,255   25,000 SH       SOLE       1         25,000      0    0
NCR CORPORATION                    COM            62886E108    4,823  175,000 SH       SOLE       1        175,000      0    0
SENSATA TECHNOLOGIES HOLDINGS BV   SHS            N7902X106    8,218  250,000 SH       SOLE       1        250,000      0    0
SPDR GOLD TRUST                    GOLD SHS       78463V107    7,724   50,000 SH       SOLE       NONE      50,000      0    0
WALGREEN CO.                       COM            931422109    9,536  200,000 SH       SOLE       1        200,000      0    0